Equity reserves - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	12,568,362	13,482,427
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.93	$ 2.22
Number of share options granted in share-based payment arrangement | Share	4,676,000	3,803,700
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.39	$ 0.99
Number of share options exercised in share-based payment arrangement | Share	(1,912,775)	(403,116)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.33	$ 1.09
Number of share options cancelled/expired in share-based payment arrangement | Share	(7,000,767)	(4,314,649)
Weighted average exercise price of share options cancelled/expired in share-based payment arrangement | $ / shares	$ 1.88	$ 2.07
Number of share options outstanding in share-based payment arrangement at end of period | Share	8,330,820	12,568,362
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.81	$ 1.93